UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2019 – March 31, 2019
Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Common Stock - 96.1%
Australia - 4.5%
357	Ansell, Ltd.	$6,444
1,081	ARB Corp., Ltd.	13,202
14,178	Duxton Water, Ltd.	16,611
2,752	SmartGroup Corp., Ltd.	15,476
5,054	The Star Entertainment Group, Ltd.	15,000
6,380	Western Areas, Ltd.	10,193
		76,926
Austria - 3.9%
826	FACC AG	11,990
1,224	Palfinger AG	34,326
243	Schoeller-Bleckmann Oilfield Equipment AG	20,171
		66,487
Belgium - 1.1%
275	Akka Technologies	18,694
Canada - 4.5%
6,052	EXFO, Inc. (a)	22,191
2,693	Extendicare, Inc.	15,195
7,883	Horizon North Logistics, Inc.	10,677
1,149	Intertape Polymer Group, Inc.	15,605
1,141	Martinrea International, Inc.	10,331
10,002	Trevali Mining Corp. (a)	2,994
		76,993
China - 2.1%
37,193	China BlueChemical, Ltd., Class H	12,082
57,228	Goodbaby International Holdings, Ltd.	16,622
2,154	Minth Group, Ltd.	6,777
		35,481
Cyprus - 0.8%
4,454	Atalaya Mining PLC (a)	13,313
Finland - 0.4%
538	Ferratum OYJ	7,182
France - 5.5%
593	Albioma SA	13,903
907	Elis SA (a)	14,580
920	FIGEAC-AERO (a)	12,611
315	Kaufman & Broad SA	12,869
683	LISI	20,993
191	LNA Sante SA	10,048
484	Maisons du Monde SA (b)	9,349
		94,353
Germany - 2.6%
231	CANCOM SE	10,411
1,287	Deutz AG	10,770
1,006	FinTech Group AG (a)	23,924
		45,105
Guernsey - 1.9%
8,244	SafeCharge International Group, Ltd.	32,212
Hong Kong - 2.1%
726	ASM Pacific Technology, Ltd.	8,097
7,073	SJM Holdings, Ltd.	8,073
89,997	Tongda Group Holdings, Ltd.	9,975
13,737	Towngas China Co., Ltd. (a)	10,797
		36,942
Indonesia - 1.2%
140,122	Ciputra Development Tbk PT	9,840
10,793	Semen Indonesia Persero Tbk PT	10,573
		20,413
Shares	Security Description	Value
Ireland - 2.0%
4,330	C&C Group PLC	$15,543
12,659	Hibernia REIT PLC	18,971
		34,514
Italy - 2.6%
3,504	Cairo Communication SpA	14,818
1,261	doBank SpA (b)	16,904
1,197	Zignago Vetro SpA	13,387
		45,109
Japan - 28.9%
1,021	Alps Alpine Co., Ltd.	21,280
633	Credit Saison Co., Ltd.	8,350
504	DIC Corp.	14,711
203	Digital Arts, Inc.	16,576
540	Dip Corp.	9,316
534	FCC Co., Ltd.	11,279
221	Hirata Corp.	15,235
771	Infomart Corp.	9,377
1,627	Internet Initiative Japan, Inc.	32,869
702	Lasertec Corp.	29,295
599	Makino Milling Machine Co., Ltd.	24,645
577	Marui Group Co., Ltd.	11,636
718	Milbon Co., Ltd.	33,364
2,187	Nakano Corp.	9,472
872	Nihon Chouzai Co., Ltd.	29,505
652	Nippon Ceramic Co., Ltd.	17,443
831	Optex Group Co., Ltd.	13,234
1,339	Poletowin Pitcrew Holdings, Inc.	13,398
896	Sanwa Holdings Corp.	10,647
193	SCREEN Holdings Co., Ltd.	7,767
175	SCSK Corp.	7,792
1,996	Seikitokyu Kogyo Co., Ltd.	10,608
1,156	Shinnihon Corp.	10,232
665	Taiyo Holdings Co., Ltd.	21,871
194	TechnoPro Holdings, Inc.	11,553
2,310	The Chiba Bank, Ltd.	12,526
433	United Arrows, Ltd.	15,061
96	V Technology Co., Ltd.	12,153
2,901	Yonex Co., Ltd.	17,616
4,090	Yumeshin Holdings Co., Ltd.	28,526
855	Zojirushi Corp.	8,872
		496,209
Malaysia - 0.5%
10,304	Genting Malaysia Bhd	8,077
Netherlands - 0.6%
513	Intertrust NV (b)	9,668
New Zealand - 1.6%
8,487	Vista Group International, Ltd.	28,205
Norway - 1.5%
1,086	Norway Royal Salmon ASA	25,183
Philippines - 1.4%
297,555	Filinvest Land, Inc.	8,613
9,681	Metropolitan Bank & Trust Co.	14,731
		23,344
Portugal - 0.7%
1,967	NOS SGPS SA	12,577
South Africa - 0.9%
6,072	Life Healthcare Group Holdings, Ltd.	11,295
1,028	Truworths International, Ltd.	4,944
		16,239

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
South Korea - 2.4%
55	Cosmax, Inc.	$7,341
1,796	DGB Financial Group, Inc.	12,927
129	Innocean Worldwide, Inc.	7,944
93	SK Materials Co., Ltd.	13,895
		42,107
Sweden - 5.5%
452	BioGaia AB	22,145
2,773	Humana AB	20,818
2,099	Husqvarna AB	17,144
1,987	Nobina AB (b)	12,791
13,001	Opus Group AB	7,691
419	Troax Group AB	13,385
		93,974
Switzerland - 1.0%
150	Valiant Holding AG	17,233
Taiwan - 2.5%
2,127	Advantech Co., Ltd.	17,667
2,686	Chailease Holding Co., Ltd.	10,981
5,030	FLEXium Interconnect, Inc.	15,145
		43,793
Thailand - 0.6%
3,673	Tisco Financial Group PCL	10,214

United Kingdom - 12.8%
1,444	accesso Technology Group PLC (a)	16,287
4,963	Biffa PLC (b)	14,350
7,542	Clipper Logistics PLC	26,129
3,398	CVS Group PLC	26,577
1,956	Howden Joinery Group PLC	12,364
1,617	John Wood Group PLC	10,686
4,352	McCarthy & Stone PLC (b)	7,278
3,259	Merlin Entertainments PLC (b)	14,572
2,363	Polypipe Group plc	12,403
2,175	Safestore Holdings PLC REIT	16,898
1,057	Savills PLC	12,452
279	Stallergenes Greer PLC (a)	11,423
9,426	The Gym Group PLC (b)	26,702
3,168	Urban & Civic PLC	11,265
		219,386
Total Common Stock (Cost $1,599,949)		1,649,933
Money Market Fund - 0.4%
6,211	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 2.34% (c)
	(Cost $6,211)	6,211
Investments, at value - 96.5% (Cost $1,606,160)		$1,656,144
Other Assets & Liabilities, Net - 3.5%		59,979
Net Assets - 100.0%		$1,716,123

PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $111,614 or 6.5% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$76,926	$–	$–	$76,926
Austria	66,487	–	–	66,487
Belgium	18,694	–	–	18,694
Canada	76,993	–	–	76,993
China	35,481	–	–	35,481
Cyprus	13,313	–	–	13,313
Finland	7,182	–	–	7,182
France	94,353	–	–	94,353
Germany	45,105	–	–	45,105
Guernsey	32,212	–	–	32,212
Hong Kong	36,942	–	–	36,942
Indonesia	20,413	–	–	20,413
Ireland	34,514	–	–	34,514
Italy	45,109	–	–	45,109
Japan	496,209	–	–	496,209
Malaysia	8,077	–	–	8,077
Netherlands	9,668	–	–	9,668
New Zealand	28,205	–	–	28,205
Norway	25,183	–	–	25,183
Philippines	23,344	–	–	23,344
Portugal	12,577	–	–	12,577
South Africa	16,239	–	–	16,239
South Korea	42,107	–	–	42,107
Sweden	93,974	–	–	93,974
Switzerland	17,233	–	–	17,233
Taiwan	43,793	–	–	43,793
Thailand	10,214	–	–	10,214
United Kingdom	219,386	–	–	219,386
Money Market Fund	6,211	–	–	6,211
Investments at Value	$1,656,144	$–	$–	$1,656,144

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Common Stock - 99.3%
Consumer Discretionary - 8.9%
5,400	America's Car-Mart, Inc. (a)	$493,236
58,215	Aspen Group, Inc. (a)	310,286
18,800	Care.com, Inc. (a)	371,488
21,235	Carriage Services, Inc.	408,774
15,737	Chuy's Holdings, Inc. (a)	358,331
10,628	Conn's, Inc. (a)	242,956
18,585	CRA International, Inc.	939,286
18,400	Crocs, Inc. (a)	473,800
31,100	J. Jill, Inc. (a)	170,739
8,300	Monarch Casino & Resort, Inc. (a)	364,536
17,200	Points International, Ltd. (a)	231,168
24,462	QuinStreet, Inc. (a)	327,546
10,437	Red Robin Gourmet Burgers, Inc. (a)	300,690
105,687	TravelCenters of America, LLC (a)	434,374
17,600	Vera Bradley, Inc. (a)	233,200
8,682	Winmark Corp.	1,637,338
11,800	Zumiez, Inc. (a)	293,702
		7,591,450
Consumer Staples - 0.2%
4,482	Craft Brew Alliance, Inc. (a)	62,658
5,800	Seneca Foods Corp., Class A (a)	142,680
		205,338
Energy - 6.8%
6,938	CONSOL Energy, Inc. (a)	237,418
281,893	HighPoint Resources Corp. (a)	622,984
91,203	Midstates Petroleum Co., Inc. (a)	891,053
53,647	Natural Gas Services Group, Inc. (a)	928,630
22,300	North American Construction Group, Ltd.	259,572
65,530	Par Pacific Holdings, Inc. (a)	1,167,089
213,271	Rosehill Resources, Inc. (a)	725,122
29,200	SunCoke Energy, Inc. (a)	247,908
21,938	Unit Corp. (a)	312,397
60,500	W&T Offshore, Inc. (a)	417,450
		5,809,623
Financial Services - 18.1%
39,130	B. Riley Financial, Inc.	653,080
19,026	Braemar Hotels & Resorts, Inc. REIT	232,307
26,950	Bryn Mawr Bank Corp.	973,703
21,400	Capstead Mortgage Corp. REIT	183,826
13,100	Central Valley Community Bancorp	256,105
12,140	Crawford & Co., Class B	110,838
1,425	Diamond Hill Investment Group, Inc. (a)	199,500
63,690	Donnelley Financial Solutions, Inc. (a)	947,707
11,000	Ellington Financial, Inc.	196,900
13,300	Enterprise Financial Services Corp.	542,241
7,100	Federal Agricultural Mortgage Corp., Class C	514,253
20,014	FedNat Holding Co.	321,025
13,900	Financial Institutions, Inc.	377,802
20,700	First Defiance Financial Corp.	594,918
12,400	First Internet Bancorp	239,692
9,400	Flushing Financial Corp.	206,142
40,397	Fortress Transportation & Infrastructure Investors, LLC	691,193
7,600	FS Bancorp, Inc.	383,648
68,075	Great Elm Capital Corp.	562,299
11,266	Health Insurance Innovations, Inc., Class A (a)	302,154
20,550	Horizon Bancorp	330,650
9,800	Methode Electronics, Inc.	282,044
38,961	Midland States Bancorp, Inc.	937,402
17,864	NMI Holdings, Inc., Class A (a)	462,142
Shares	Security Description	Value
Financial Services - 18.1% (continued)
32,350	Northrim BanCorp, Inc.	$1,113,487
33,200	OFG Bancorp	657,028
9,300	Old Line Bancshares, Inc.	231,849
34,200	On Deck Capital, Inc. (a)	185,364
14,287	Premier Financial Bancorp, Inc.	224,449
47,932	Pzena Investment Management, Inc., Class A	387,770
13,254	Ready Capital Corp. REIT	194,436
61,900	Syncora Holdings, Ltd. (a)	298,358
16,500	The First of Long Island Corp.	361,845
43,249	Tier REIT, Inc.	1,239,516
		15,395,673
Health Care - 22.7%
16,500	Akebia Therapeutics, Inc. (a)	135,135
17,107	Aldeyra Therapeutics, Inc. (a)	154,476
13,100	AMAG Pharmaceuticals, Inc. (a)	168,728
11,300	AngioDynamics, Inc. (a)	258,318
45,480	Apollo Endosurgery, Inc. (a)	170,095
42,100	Ardelyx, Inc. (a)	117,880
18,200	Arrowhead Pharmaceuticals, Inc. (a)	333,970
27,823	AtriCure, Inc. (a)	745,378
14,805	Avedro, Inc. (a)	181,657
161,690	Avid Bioservices, Inc. (a)	687,183
30,900	BioCryst Pharmaceuticals, Inc. (a)	251,526
120,200	BioDelivery Sciences International, Inc. (a)	637,060
10,443	BioLife Solutions, Inc. (a)	186,825
67,000	BioScrip, Inc. (a)	134,000
3,800	BioSpecifics Technologies Corp. (a)	236,854
15,962	BioTelemetry, Inc. (a)	999,540
24,800	Calithera Biosciences, Inc. (a)	167,152
16,854	Cardiovascular Systems, Inc. (a)	651,576
42,235	Castlight Health, Inc., Class B (a)	158,381
15,800	Champions Oncology, Inc. (a)	154,682
19,100	ChemoCentryx, Inc. (a)	265,299
12,600	Codexis, Inc. (a)	258,678
11,900	Concert Pharmaceuticals, Inc. (a)	143,633
41,324	Cutera, Inc. (a)	729,782
20,900	Dicerna Pharmaceuticals, Inc. (a)	306,185
22,208	Dynavax Technologies Corp. (a)	162,341
23,910	Electromed, Inc. (a)	123,137
39,000	Fluidigm Corp. (a)	518,310
134,337	Harvard Bioscience, Inc. (a)	578,992
23,870	IntriCon Corp. (a)	598,660
25,500	Lannett Co., Inc. (a)	200,685
7,000	MacroGenics, Inc. (a)	125,860
56,800	MEI Pharma, Inc. (a)	174,376
28,752	NeoGenomics, Inc. (a)	588,266
32,826	Nuvectra Corp. (a)	361,414
13,646	PetIQ, Inc. (a)	428,621
80,252	Pfenex, Inc. (a)	495,957
12,428	Psychemedics Corp.	174,365
90,420	Quotient, Ltd. (a)	814,684
48,797	R1 RCM, Inc. (a)	471,867
7,900	Ra Pharmaceuticals, Inc. (a)	176,960
10,900	RadNet, Inc. (a)	135,051
4,849	Repligen Corp. (a)	286,479
11,627	Retrophin, Inc. (a)	263,119
42,271	SeaSpine Holdings Corp. (a)	637,447
50,161	Sientra, Inc. (a)	430,381
210,130	SIGA Technologies, Inc. (a)	1,262,881
16,853	STAAR Surgical Co. (a)	576,204
6,400	Surmodics, Inc. (a)	278,272
30,295	Veracyte, Inc. (a)	757,981

1

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Health Care - 22.7% (continued)
12,491	ViewRay, Inc. (a)	$92,309
23,722	Viking Therapeutics, Inc. (a)	235,797
10,751	XOMA Corp. (a)	133,097
		19,317,506
Materials & Processing - 5.4%
20,200	American Vanguard Corp.	347,844
6,550	Chase Corp.	606,137
34,018	Eldorado Gold Corp. (a)	157,503
98,619	Landec Corp. (a)	1,211,041
14,438	Northern Technologies International Corp.	386,217
19,692	Northwest Pipe Co. (a)	472,608
8,200	Patrick Industries, Inc. (a)	371,624
27,000	PGT Innovations, Inc. (a)	373,950
51,361	Venator Materials PLC (a)	288,649
18,000	Verso Corp. (a)	385,560
		4,601,133
Producer Durables - 21.0%
12,828	Allied Motion Technologies, Inc.	441,027
15,000	American Outdoor Brands Corp. (a)	140,100
9,700	ArcBest Corp.	298,663
25,510	Argan, Inc.	1,274,224
12,500	Atkore International Group, Inc. (a)	269,125
7,700	Canadian Solar, Inc. (a)	143,451
10,900	Columbus McKinnon Corp.	374,415
28,600	Commercial Vehicle Group, Inc. (a)	219,362
6,200	DXP Enterprises, Inc./TX (a)	241,304
13,200	Gaming Partners International Corp. (a)	171,864
13,430	GP Strategies Corp. (a)	163,174
4,260	Graham Corp.	83,624
128,177	Great Lakes Dredge & Dock Corp. (a)	1,142,057
19,944	Hamilton Beach Brands Holding Co., Class A	427,998
5,426	ICF International, Inc.	412,810
69,514	IES Holdings, Inc. (a)	1,235,264
53,551	Kornit Digital, Ltd. (a)	1,274,514
39,156	Limbach Holdings, Inc. (a)	299,935
8,100	Movado Group, Inc.	294,678
8,400	Napco Security Technologies, Inc. (a)	174,216
18,754	Patriot Transportation Holding, Inc. (a)	352,575
32,479	Perceptron, Inc. (a)	243,592
60,089	Radiant Logistics, Inc. (a)	378,561
29,010	Rosetta Stone, Inc. (a)	633,869
12,600	Select Interior Concepts, Inc. (a)	156,870
106,180	Sharps Compliance Corp. (a)	388,619
8,700	SP Plus Corp. (a)	296,844
144,188	Sportsman's Warehouse Holdings, Inc. (a)	692,102
18,156	Systemax, Inc.	411,052
10,500	The Gorman-Rupp Co.	356,370
18,631	The Hackett Group, Inc.	294,370
13,482	The Manitowoc Co., Inc. (a)	221,240
21,400	Titan Machinery, Inc. (a)	332,984
47,487	UFP Technologies, Inc. (a)	1,776,014
11,400	Vectrus, Inc. (a)	303,126
5,836	Vishay Precision Group, Inc. (a)	199,650
4,900	VSE Corp.	154,742
11,987	WageWorks, Inc. (a)	452,629
228,284	Yatra Online, Inc. (a)	1,120,874
		17,847,888
Technology - 15.0%
13,600	Agilysys, Inc. (a)	287,912
59,466	Aquantia Corp. (a)	538,762
13,584	AstroNova, Inc.	276,978
24,750	CalAmp Corp. (a)	311,355
Shares	Security Description	Value
Technology - 15.0% (continued)
51,000	Ceragon Networks, Ltd. (a)	$183,090
103,300	Digital Turbine, Inc. (a)	361,550
12,654	Five9, Inc. (a)	668,511
38,969	Ichor Holdings, Ltd. (a)	879,920
44,600	Inseego Corp. (a)	210,512
20,200	Kimball Electronics, Inc. (a)	312,898
60,532	Leaf Group, Ltd. (a)	485,466
98,225	Limelight Networks, Inc. (a)	317,267
46,379	MiX Telematics, Ltd., ADR	773,138
35,100	Net 1 UEPS Technologies, Inc. (a)	126,009
23,632	Perficient, Inc. (a)	647,280
95,604	Photronics, Inc. (a)	903,458
27,544	PlayAGS, Inc. (a)	659,128
15,154	QAD, Inc., Class A	652,683
74,753	Quantenna Communications, Inc. (a)	1,818,740
15,100	Sapiens International Corp. NV	230,728
7,300	ScanSource, Inc. (a)	261,486
73,600	The Meet Group, Inc. (a)	370,208
49,800	The Rubicon Project, Inc. (a)	302,784
14,800	Unisys Corp. (a)	172,716
14,577	Upland Software, Inc. (a)	617,482
13,300	Veeco Instruments, Inc. (a)	144,172
43,400	Zix Corp. (a)	298,592
		12,812,825
Utilities - 1.2%
13,000	AquaVenture Holdings, Ltd. (a)	251,550
86,400	Atlantic Power Corp. (a)	217,728
23,061	Boingo Wireless, Inc. (a)	536,860
		1,006,138
Total Common Stock (Cost $79,608,606)		84,587,574
Money Market Fund - 0.8%
635,696	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 2.34% (b)
	(Cost $635,696)	635,696
Investments, at value - 100.1% (Cost $80,244,302)		$85,223,270
Other Assets & Liabilities, Net - (0.1)%		(72,249)
Net Assets - 100.0%		$85,151,021

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the

2

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$84,587,574
Level 2 - Other Significant Observable Inputs	635,696
Level 3 - Significant Unobservable Inputs	–
Total	$85,223,270

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 1, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	May 1, 2019